CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interests	Total
Balance at beginning at Dec. 31, 2022	$ 59	$ (57,682)	$ 1,445,519	$ (102,740)	$ 2,045,094	$ 14,495	$ 3,344,745
Balance at beginning (in shares) at Dec. 31, 2022	237,242
Balance at beginning (in shares) at Dec. 31, 2022		(3,056)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1						1
Issuance of ordinary shares pursuant to stock plan (in shares)	2,191
Non-cash stock-based compensation			107,883				107,883
Acquisition of a subsidiary with non-controlling interests						37,071	37,071
Retirement of repurchase of American depositary shares ("ADSs")	$ (1)	$ 57,682	(57,681)
Retirement of repurchase of American depositary shares ("ADSs") (in shares)	(3,056)	3,056
ADS lending arrangement in connection with issuance of convertible senior notes	$ 2		2,000				2,002
ADS lending arrangement in connection with issuance of convertible senior notes (in shares)	6,234
Changes due to investment in INMYSHOW			(71,695)				(71,695)
Contribution from non-controlling interest shareholders			3,869				3,869
Purchase of a subsidiary's shares from non-controlling shareholders			(960)			(3,902)	(4,862)
Net income before accretion to redeemable non-controlling interests					342,598	2,095	344,693
Dividends to shareholders, net of dividends received from ADS borrower					(200,136)		(200,136)
Currency translation adjustments				(115,077)		394	(114,683)
Balance at ending at Dec. 31, 2023	$ 61		1,428,935	(217,817)	2,187,556	50,153	3,448,888
Balance at ending (in shares) at Dec. 31, 2023	242,611
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan			475				475
Issuance of ordinary shares pursuant to stock plan (in shares)	1,661
Non-cash stock-based compensation			75,150				75,150
Net income before accretion to redeemable non-controlling interests					300,801	2,556	303,357
Dissolution of a majority-owned subsidiary						(356)	(356)
Dividends to shareholders, net of dividends received from ADS borrower					(194,406)		(194,406)
Currency translation adjustments				(97,984)		(1,341)	(99,325)
Balance at ending at Dec. 31, 2024	$ 61		1,504,560	(315,801)	2,293,951	51,012	$ 3,533,783
Balance at ending (in shares) at Dec. 31, 2024	244,272						244,272
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan			821				$ 821
Issuance of ordinary shares pursuant to stock plan (in shares)	1,278
Non-cash stock-based compensation			46,321				46,321
Net income before accretion to redeemable non-controlling interests					449,020	2,968	451,988
Distribution to non-controlling interest						(2,314)	(2,314)
Dividends to shareholders, net of dividends received from ADS borrower					(195,645)		(195,645)
Currency translation adjustments				137,441		2,340	139,781
Balance at ending at Dec. 31, 2025	$ 61		$ 1,551,702	$ (178,360)	$ 2,547,326	$ 54,006	$ 3,974,735
Balance at ending (in shares) at Dec. 31, 2025	245,550						245,550